Related Party Transactions Activity (Details) - Orbitz - USD ($) $ in Thousands		3 Months Ended					6 Months Ended		12 Months Ended
		Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Related Party Transaction [Line Items]
Net revenue		$ 239,597	$ 220,564	$ 253,135	$ 248,053	$ 210,255	$ 459,802	$ 458,308	$ 932,007
Cost of revenue		63,897			47,638		136,380	90,383	179,774
Selling, general and administrative		72,562			72,018		143,211	138,260	278,202
Marketing expense		82,520			89,604		158,245	166,382	334,472
Net interest expense		$ 7,467			$ 8,595		$ 15,877	$ 18,172	35,212
Travelport [Member]
Related Party Transaction [Line Items]
Net revenue	[1]								54,969
Cost of revenue									59
Marketing expense									$ 58

[1]	Net revenue includes incentive revenue for segments processed through Galileo and Worldspan, both of which are subsidiaries of Travelport.